Benefit Plans (Details 1) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended			12 Months Ended
	Mar. 31, 2012	Oct. 31, 2004	Oct. 31, 1996	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2002
Options Outstanding				20,832	20,832
Options Granted		90,000	137,862	0	0	99,975
Options Exercised				0	0
Options Cancelled	3,000
Options Outstanding				0	20,832
Weighted Average Exercise Price Outstanding				$ 6.29	$ 6.29
Weighted Average Exercise Price Granted			$ 4.60	$ 0	$ 0	$ 6.29
Weighted Average Exercise Price Exercised				$ 0	$ 0
Weighted Average Exercise Price Cancelled				$ 6.29	$ 0
Weighted Average Exercise Price Outstanding				$ 0	$ 6.29
Options Exercisable Outstanding				20,832	20,832
Options Exercisable Outstanding				0	20,832
Aggregate Intrinsic Value Outstanding				$ 0	$ 0
Aggregate Intrinsic Value Outstanding				$ 0	$ 0